Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥) shares
Fair value assumptions
Share-based compensation expense | ¥		¥ 37,491		¥ 20,075		¥ 15,995
Options
Number of share options
Outstanding at beginning of year | shares		7,938,015
Exercised | shares		(795,809)
Cancelled/forfeited/expired | shares		(25,000)
Outstanding at end of year | shares		7,117,206		7,938,015
Vested and exercisable | shares							3,258,039
Vested and expected to vest | shares							7,016,598
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 70.10
Exercised | $ / shares	45.02
Cancelled/forfeited/expired | $ / shares	76.81
Outstanding at end of year | $ / shares	72.88		$ 70.10
Vested and exercisable | $ / shares	75.32
Vested and expected to vest | $ / shares	72.78
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding		3 years 8 months 12 days		4 years 6 months
Weighted average remaining contractual life, vested and exercisable		3 years 7 months 6 days
Weighted average remaining contractual life, vested and expected to vest		3 years 8 months 12 days
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥							¥ 5,243
Aggregate intrinsic value of options that were vested and exercisable | ¥							2,347
Aggregate intrinsic value of options that were vested and expected to vest | ¥							5,173
Weighted average grant date fair value of share options | $ / shares	$ 0.00		$ 0.00		$ 22.89
Total grant date fair value of options vested | ¥		¥ 311		¥ 452		348
Aggregate intrinsic value of share options exercised | ¥		708		1,980		1,799
Cash received from option exercise under the share option plans | ¥		¥ 220		¥ 174		¥ 287
Granted | shares		0		0
Fair value assumptions
Risk-free interest rate, minimum						1.23%
Risk-free interest rate, maximum						1.30%
Expected dividend yield						0.00%
Expected life (years)						4 years 4 months 17 days
Expected volatility, minimum						31.70%
Expected volatility, maximum						33.20%
Share-based compensation expense | ¥		¥ 181		¥ 270		¥ 524
Unamortized compensation costs | ¥							¥ 111
Weighted average period over which unamortized compensation costs expected be recognized		1 year 6 months
Options | Non-employees
Number of share options
Outstanding at beginning of year | shares		141,000
Outstanding at end of year | shares		76,550		141,000